Income Taxes (Schedule of Significant Components of Deferred Tax Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Non-current deferred tax assets:
Accruals and others	$ 3,360	¥ 21,765	¥ 16,298
Net operating loss carry forwards	70,874	459,109	133,593
Carryforwards of un-deducted advertising expenses	5	31	926
Subtotal	74,239	480,905	150,817
Less: valuation allowance	$ (74,239)	¥ (480,905)	¥ (150,817)
Total non-current deferred tax assets, net
Non-current deferred tax liabilities: [Abstract]
Recognition of intangible assets arisen from business combination	$ (3,769)	¥ (24,415)
Total non-current deferred tax assets, net	$ (3,769)	¥ (24,415)